Debt	12 Months Ended
Dec. 31, 2019
Borrowings, by type [abstract]
Debt
16. Debt

	December 31, 2019	December 31, 2018
Senior secured notes due 2024, net of unamortized discount and transaction costs of $13,806 (Note 16 (a))	$287,568	$—
Term loan, net of unamortized transaction costs of $2,239 (Note 16 (b))	197,761	—
Redemption option derivative asset (Note 16 (a))	(5,597)	—
Senior notes due 2020, net of unamortized discount and transaction costs of $4,023 (Note 16(c))	—	595,977
Total debt	$479,732	$595,977
Less: Current portion	66,667	—
Long-term portion	$413,065	$595,977

Reconciliation of debt arising from financing activities:

	Senior notes due 2024 and term loan	Senior notes due 2020
Debt balance at January 1, 2019	$—	$595,977
Financing cash flows related to debt:
Repayment of Senior notes due 2020	—	(600,000)
Proceeds from Senior secured notes due 2024, net of discount	294,000	—
Proceeds from term loan	200,000	—
Loan financing costs	(15,583)	—
Total financing cash flows related to debt	478,417	(600,000)
	$478,417	$(4,023)

Non-cash changes recorded in debt:
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption	—	4,023
Amortization of financing fees and discount relating to Senior notes due 2024 and Term loan	2,206	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	(4,224)	—
Prepaid credit facility financing costs	3,333	—
Debt balance at December 31, 2019	$479,732	$—

(a) Senior Secured Second Lien Notes due 2024
On June 5, 2019, the Company completed an offering of $300 million senior secured second lien notes (the "senior secured notes”) at 98% of par value, with a coupon rate of 9.5% due June 1, 2024. The senior secured notes pay interest semi-annually on June 1 and December 1, beginning December 1, 2019. The Company received $287.1 million from the offering, which is net of the original issue discount of $6,000, commission payment and certain transaction costs paid to or on behalf of the lenders totaling $6,903. The debt is also presented net of transaction costs of $2,681 incurred directly by the Company in conjunction with the offering. The original discount, commission payment and transaction costs will be amortized over the term of the senior secured notes and included as finance costs. Net proceeds from the senior secured notes were used to redeem in part the Company’s outstanding $600 million 6.125% senior notes due December 15, 2020.
16. Debt (continued)
The senior secured notes are secured on a second lien basis by a general security agreement from the Company by the Company’s real property in Canada and shares of SG Resources B.V., Tüprag Metal, Eldorado Gold (Greece) BV, Integra Gold Corp. and Integra Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
The senior secured notes are redeemable by the Company in whole or in part, for cash:

i)
At any time prior to December 1, 2021 at a redemption price equal to the sum of 100% of the aggregate principal amount of the senior secured notes, plus accrued and unpaid interest, and plus a premium equal to (a) the greater of 1% of the principal amount of the senior secured notes to be redeemed and (b) the difference between (i) the outstanding principal amount of the senior secured notes to be redeemed and (ii) the present value of the redemption price of the senior secured notes on December 1, 2021 plus the remaining interest to December 1, 2021 discounted at the treasury yield plus 50 basis points.

ii)
At any time prior to December 1, 2021 up to 35% of the original principal amount of the senior secured notes with the net cash proceeds of one or more equity offerings at a redemption price equal to 109.5% of the aggregate principal amount of the senior secured notes redeemed, plus accrued and unpaid interest.

iii)
On and after the dates provided below, at the redemption prices, expressed as a percentage of the principal amount of the notes to be redeemed, set forth below, plus accrued and unpaid interest on the senior secured notes:

December 1, 2021                       107.125%
December 1, 2022 and thereafter       100.000%
The redemption features described above constitute an embedded derivative which was separately recognized at its fair value of $1,373 on initial recognition of the senior secured notes and recorded in other assets. The embedded derivative is classified as fair value through profit and loss. The change in fair value as at December 31, 2019 is $4,224.
The senior secured notes contain covenants that restrict, among other things, the ability of the Company to incur certain capital expenditures, distributions in certain circumstances and sales of material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants at December 31, 2019.
The fair market value of the senior secured notes as at December 31, 2019 is $324 million.
(b) Senior Secured Credit Facility
In November 2012, the Company entered into a $375 million revolving credit facility with a syndicate of banks. The credit facility was amended and restated in June 2016 (the "amended and restated credit agreement” or “ARCA”) and reduced to an available credit of $250 million with the option to increase by an additional $100 million through an accordion feature.
In May 2019, the Company executed a $450 million amended and restated senior secured credit facility (“the third amended and restated credit agreement” or “TARCA”), replacing the ARCA. The TARCA consists of the following:

i)
A $200 million non-revolving term loan ("Term loan") with six equal semi-annual payments commencing June 30, 2020. The term loan was used to redeem in part the Company’s outstanding $600 million 6.125% senior notes due December 2020.

ii)	A $250 million revolving credit facility with a maturity date of June 5, 2023.
As at December 31, 2019, the Company has outstanding EUR 57.6 million and CAD $0.4 million ($64.5 million) in non-financial letters of credit. The non-financial letters of credit were issued to secure certain obligations in connection with the Company's operations and reduce availability under the revolving credit facility by corresponding amounts. Concurrent to the establishment of the facility, $10.7 million of restricted cash was released that had previously been held to secure letters of credit.
16. Debt (continued)
The TARCA contains covenants that restrict, among other things, the ability of the Company to incur additional unsecured indebtedness except in compliance with certain conditions, incur certain lease obligations, make distributions in certain circumstances, sell material assets or carry on a business other than one related to mining. Significant financial covenants include a minimum Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) to interest ratio and a maximum debt net of unrestricted cash ("net debt") to EBITDA ratio ("net leverage ratio"). The Company is in compliance with its covenants at December 31, 2019.
Both the term loan and revolving credit facility bear interest at LIBOR plus a margin of 2.25% – 3.25%, dependent on a net leverage ratio pricing grid. The Company’s current interest charges and fees are as follows: LIBOR plus margin of 2.75% on the term loan and any amounts drawn from the revolving credit facility; two thirds the applicable margin (1.8333%) on non-financial letters of credit secured by the revolving credit facility and 0.6875% standby fees on the available and undrawn portion of the revolving credit facility.
The TARCA is secured on a first lien basis by a general security agreement from the Company, the Company's real property in Canada and shares of SG Resources B.V., Tüprag Metal, Eldorado Gold (Greece) BV, Integra Gold Corp. and Integra Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
The term loan is presented net of transaction costs of $2,666 incurred in conjunction with the amendment. The transaction costs will be amortized over the term of the term loan and included in finance costs.
Fees of $3,333 relating to the undrawn revolving credit facility have been recorded in other assets and will be amortized over the term of the TARCA. As at December 31, 2019, the prepaid loan cost was $2,865 (December 31, 2018 – $749).
Unamortized deferred financing costs of $524 relating to the ARCA were expensed as interest and financing costs on the amendment date (note 19(b)).
No amounts were drawn down under the revolving credit facility in 2019 and as at December 31, 2019, the balance is nil.
(c) Senior Notes
On December 10, 2012, the Company completed an offering of $600 million senior notes (“the 2012 notes”) at par value, with a coupon rate of 6.125% due December 15, 2020. The 2012 notes paid interest semi-annually on June 15 and December 15.
The 2012 notes were redeemed in whole for cash by the Company on June 12, 2019 using proceeds from the senior secured notes and the TARCA term loan, together with cash on hand. $18,069 of accrued interest was also paid upon redemption. $3,035 of unamortized deferred financing costs relating to the 2012 notes were expensed as interest and financing costs upon redemption (note 19(b)).